Selected Statement of Operations Data (Details 6) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income:
Interest on bank deposits and short-term investments	$ 75	$ 49	$ 54
Non-dollar currency gains - net	419	69	0
Income from marketable securities	136	143	102
Realized gain from sale of available-for-sale securities		0	0
Interest on available for sale securities	42	58	59
Other Nonoperating Income	672	319	215
Expenses:
Non-dollar currency losses - net	(4)	(56)	(315)
Realized loss from sale of available-for-sale securities	(24)	(84)	0
Bank commissions and charges	(14)	(13)	(14)
Other Nonoperating Expense	(42)	(153)	(329)
Financial income (expense) - net	$ 630	$ 166	$ (114)